Note 25 Defined benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		€ 5,299	€ 5,989	€ 5,715
Current service cost, defined benefit plans		44	51	52
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		475	472	425
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		15	16	10
Contributions to plan by employer, net defined benefit liability (asset)		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	6	7	36
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		726	(202)	375
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		21	2	(86)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		520	(362)	248
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		185	158	212
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		546	564	655
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		0	(1)	(76)
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	0	(1)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(100)	(467)	124
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(4)	(3)	(15)
Net assets available for benefits at end of period		5,915	5,299	5,989
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,951	3,419	3,084
Current service cost, defined benefit plans		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		369	356	311
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		15	16	10
Contributions to plan by employer, net defined benefit liability (asset)		(330)	(143)	(106)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		352	(330)	68
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	352	(330)	68
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		275	230	232
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		0	(1)	(75)
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(83)	(416)	153
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(7)	(7)	(7)
Net assets available for benefits at end of period		3,650	2,951	3,419
Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,348	2,571	2,632
Current service cost, defined benefit plans		44	51	52
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		105	115	114
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		0	0	0
Contributions to plan by employer, net defined benefit liability (asset)		(330)	(143)	(106)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	6	7	36
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		373	128	307
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	(352)	330	(68)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		21	2	(86)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		520	(362)	248
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		185	158	212
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		(271)	(334)	(424)
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		0	0	(1)
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	0	(1)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(17)	(51)	(29)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		4	4	(8)
Net assets available for benefits at end of period		2,265	2,348	2,571
SPAIN | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,078	2,310
Net assets available for benefits at end of period		1,770	2,078	2,310
SPAIN | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		114	129
Net assets available for benefits at end of period		96	114	129
SPAIN | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		1,964	2,181
Net assets available for benefits at end of period		1,674	1,964	2,181
MEXICO | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,385	2,988
Net assets available for benefits at end of period		3,218	2,385	2,988
MEXICO | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,114	2,702
Net assets available for benefits at end of period		2,733	2,114	2,702
MEXICO | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		271	286
Net assets available for benefits at end of period		485	271	286
TURKEY | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		567	435
Net assets available for benefits at end of period		675	567	435
TURKEY | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		488	363
Net assets available for benefits at end of period		599	488	363
TURKEY | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		80	72
Net assets available for benefits at end of period		€ 77	€ 80	€ 72

[1]	(1) Including gains and losses arising from settlements
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".